Basis of Presentation and General Information - Accounting for the Eagle Merger (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares shares
Consideration transferred related to value of net assets acquired | $	$ 665,551
Eagle Merger Agreement [member]
Eagle common stock	10,476,091
Equity awards of Eagle employees and not vested to be replaced	237,853
Eagle shares exchanged with Star Bulk shares	10,713,944
Fixed exchange ratio	2.6211
Total Star Bulk common stock issued to Eagle shareholders	28,082,319
Star Bulk closing price per share | $ / shares	23.70
Consideration transferred related to value of net assets acquired | $	$ 665,551